SEGMENT INFORMATION - Revenues from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from external customers:
Benchmark percentage of revenue for major customer	10.00%	10.00%	10.00%
Petrobras
Revenues from external customers:
Revenues	$ 103,368	$ 100,052	$ 99,976
Petrobras | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	23.00%	23.00%	25.00%
PTNR
Revenues from external customers:
Revenues	$ 67,774	$ 67,325	$ 66,345
PTNR | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	15.00%	15.00%	17.00%
Jordan [Member]
Revenues from external customers:
Revenues	$ 57,112	$ 37,750
Jordan [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	13.00%	9.00%
KNPC
Revenues from external customers:
Revenues	$ 47,654	$ 47,402	$ 43,220
KNPC | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	11.00%	11.00%	11.00%
DUSUP
Revenues from external customers:
Revenues	$ 46,465	$ 41,970	$ 48,392
DUSUP | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	11.00%	10.00%	12.00%
Pertamina
Revenues from external customers:
Revenues	$ 37,602	$ 38,061	$ 40,004
Pertamina | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	9.00%	9.00%	10.00%
Royal Dutch Shell
Revenues from external customers:
Revenues	$ 26,070	$ 31,370	$ 68,884
Royal Dutch Shell | Revenues | Customer Concentration Risk
Revenues from external customers:
Concentration risk (percentage)	6.00%	7.00%	17.00%